NEW YORK STATE OPPORTUNITY FUNDS
                              Invest close to home.

July 2, 2001


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:  The New York State Opportunity Funds (the "Trust")
     File No. 333-17381

Ladies and Gentlemen:

Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  the  undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 6) has been filed electronically.

If you have any questions, please contact me at 513-587-3403.

Very truly yours,


/s/ John F. Splain

John F. Splain
Secretary


   NEW YORK STATE OPPORTUNITY FUNDS o 4605 E. GENESEE ST., SYRACUSE, NY 13214
    (315) 251-1101 o (800) 982-0421 o Fax: (315) 251-1110 o WWW.NYSFUNDS.COM